Pearl Diver Credit Company Inc.
Schedule of Investments (UNAUDITED)
9/30/2025
(Expressed in United States Dollars)

Issuer(1)	Investment	Acquisition Date(2)	Principal/ Shares	Cost	Fair Value(3)	Percentage of Net Assets
Investments at Fair Value(4)
Collateralized Loan Obligations - Debt - 0.43%(5)(6)
United States(7)
LCM 42, Ltd.	Secured Note - Class F, (3M CME TERM SOFR + 8.08%, due 01/15/2038)	11/18/2024	$250,000	$230,462	$247,279	0.22%
Madison Park Funding XXVII, Ltd.	Secured Note - Class FR, (3M CME TERM SOFR + 7.83%, due 04/20/2038)	2/3/2025	250,000	247,544	243,766	0.21%
Total Collateralized Loan Obligations - Debt				$478,006	$491,045
Collateralized Loan Obligations - Equity - 133.82%(6)(8)
United States(7)
37 Capital Clo 1, Ltd.	Subordinated Note (effective yield 2.28%, maturity 10/16/2034)	10/26/2023	8,500,000	4,903,069	3,777,983	3.29%
37 Capital CLO II	Subordinated Note (effective yield 10.76%, maturity 7/17/2034)	9/20/2024	7,849,885	4,545,684	3,656,476	3.18%
ALM VII R, Ltd. SERIES 144A	Subordinated Note (effective yield 3.72%, maturity 1/15/2036)	10/30/2024	8,042,000	2,138,848	1,909,853	1.66%
AMMC CLO 24, Ltd.	Subordinated Note (effective yield 14.48%, maturity 1/22/2035)	8/17/2023	7,800,000	4,968,842	4,555,083	3.96%
Anchorage Capital CLO 21, Ltd.	Subordinated Note (effective yield 19.05%, maturity 10/20/2034)	8/12/2025	2,500,000	1,216,587	1,192,522	1.04%
Anchorage Capital CLO 7, Ltd.	Subordinated Note (effective yield 13.85%, maturity 4/28/2037)	8/20/2024	12,000,000	3,334,531	3,409,200	2.97%
Apex Credit CLO 2021-II LLC	Subordinated Note (effective yield 13.13%, maturity 10/20/2034)	11/22/2023	3,450,000	1,458,186	1,548,722	1.35%
Ares LIX CLO, Ltd.	Subordinated Note (effective yield 20.07%, maturity 4/25/2034)	10/31/2023	3,500,000	1,783,739	1,807,855	1.57%
ARES Loan Funding III, Ltd.(9)	Subordinated Note (effective yield 22.08%, maturity 7/25/2036)	10/31/2023	4,000,000	2,500,879	2,688,729	2.34%
ARES LX CLO, Ltd.	Subordinated Note (effective yield 20.62%, maturity 7/18/2034)	7/31/2025	3,400,000	1,665,379	1,738,284	1.51%
Ares LXIII CLO, Ltd.	Subordinated Note (effective yield 14.61%, maturity 10/15/2038)	10/26/2023	2,272,000	1,515,915	1,563,136	1.36%
ARES XLIV CLO, Ltd.	Subordinated Note (effective yield 27.93%, maturity 4/15/2034)	5/22/2025	656,000	140,283	153,417	0.13%
ARES XLVII CLO, Ltd.	Subordinated Note (effective yield 12.40%, maturity 4/15/2030)	6/26/2025	12,500,000	888,700	273,875	0.24%
Bain Capital Credit CLO 2024-3, Ltd.(9)	Subordinated Note (effective yield 8.54%, maturity 7/16/2037)	8/29/2024	3,790,000	2,801,431	2,397,592	2.09%
Balboa Bay Loan Funding 2021-1, Ltd.	Subordinated Note (effective yield 23.61%, maturity 7/20/2034)	8/6/2024	2,626,500	1,158,930	1,210,212	1.05%
BlueMountain 2022-35A SUB	Subordinated Note (effective yield 10.65%, maturity 10/22/2037)	1/24/2024	4,500,000	2,899,678	2,551,455	2.22%
BlueMountain CLO XXXII, Ltd.	Subordinated Note (effective yield 11.88%, maturity 10/16/2034)	9/19/2023	6,400,548	3,679,823	3,263,191	2.84%
Bridge Street CLO III, Ltd.	Subordinated Note (effective yield 16.33%, maturity 10/20/2037)	2/21/2025	1,000,000	634,947	621,460	0.54%
BSP 2021-23A SUB	Subordinated Note (effective yield 10.12%, maturity 4/25/2034)	11/7/2023	5,000,000	3,505,567	3,404,900	2.96%
Cedar Funding VI CLO, Ltd.	Subordinated Note (effective yield 18.51%, maturity 4/20/2034)	7/30/2025	5,000,000	2,455,528	2,153,335	1.87%
CIFC Funding 2015-IV, Ltd.	Subordinated Note (effective yield 11.24%, maturity 4/20/2034)	7/26/2023	10,000,000	3,257,869	2,847,100	2.48%
CQS US CLO 2023-3, Ltd.	Subordinated Note (effective yield 8.98%, maturity 1/25/2037)	11/13/2024	10,866,666	6,920,842	7,231,223	6.29%
Dryden 123 CLO, Ltd.	Subordinated Note (effective yield 11.82%, maturity 3/15/2038)	2/20/2025	7,500,000	7,183,283	6,375,000	5.55%
Dryden 43 Senior Loan Fund	Subordinated Note (effective yield 20.34%, maturity 4/20/2034)	9/3/2025	6,477,500	1,850,917	1,871,847	1.63%
Generate Clo 11, Ltd.(9)	Subordinated Note (effective yield 12.45%, maturity 10/20/2037)	11/7/2023	5,000,000	3,669,446	2,915,100	2.54%
Generate CLO 14, Ltd.(9)	Subordinated Note (effective yield 4.05%, maturity 4/22/2037)	7/24/2024	4,000,000	3,114,256	2,034,400	1.77%
Harvest US CLO 2024-1, Ltd.(9)	Subordinated Note (effective yield 6.78%, maturity 4/20/2037)	7/25/2024	7,437,582	4,898,397	4,255,413	3.70%
Harvest US CLO 2024-2, Ltd.(9)	Subordinated Note (effective yield 11.48%, maturity 10/15/2037)	8/1/2024	5,000,000	3,911,760	3,641,000	3.17%
HPS Loan Management 2021-16, Ltd.	Subordinated Note (effective yield 9.14%, maturity 1/23/2035)	11/20/2023	1,800,000	981,375	928,242	0.81%
Invesco CLO 2021-1, Ltd.	Subordinated Note (effective yield 19.19%, maturity 4/15/2034)	6/25/2025	8,000,000	2,640,462	2,469,126	2.15%
KKR CLO 31, Ltd.	Subordinated Note (effective yield 17.43%, maturity 4/20/2034)	8/20/2025	3,000,000	1,101,145	1,038,090	0.90%
LCM 39, Ltd.	Income Note (effective yield 18.34%, maturity 10/16/2034)	7/25/2023	7,675,000	5,115,771	4,014,102	3.49%
LCM 42, Ltd.	Income Note (effective yield 16.62%, maturity 1/15/2038)	11/18/2024	10,000,000	8,525,458	7,282,500	6.34%
Marble Point CLO XXI, Ltd.	Subordinated Note (effective yield 15.38%, maturity 10/17/2034)	3/14/2024	3,800,000	1,784,060	962,958	0.84%
Oaktree 2019-3A SUB(9)	Subordinated Note (effective yield 16.36%, maturity 1/20/2038)	11/8/2023	6,000,000	3,117,950	3,373,080	2.94%
Oaktree CLO 2021-2, Ltd.	Subordinated Note (effective yield 14.27%, maturity 1/16/2035)	7/28/2023	5,000,000	3,004,741	3,041,800	2.65%
OCP CLO 2023-26, Ltd.	Subordinated Note (effective yield 37.83%, maturity 4/17/2037)	11/14/2023	4,250	2,769,399	3,471,315	3.02%
Regatta XIX Funding, Ltd.	Subordinated Note (effective yield 9.68%, maturity 4/20/2035)	9/11/2024	7,653,000	5,542,583	4,980,725	4.33%
Regatta XXII Funding, Ltd.	Subordinated Note (effective yield 12.45%, maturity 7/20/2035)	9/29/2023	1,250,000	909,582	885,725	0.77%
Rockford Tower CLO 2021-1, Ltd.	Subordinated Note (effective yield 6.44%, maturity 7/20/2034)	9/18/2023	1,000,000	619,548	414,940	0.36%
Rockford Tower CLO 2025-1, Ltd.	Subordinated Note (effective yield 12.68%, maturity 4/15/2038)	2/4/2025	5,000,000	4,561,668	4,477,900	3.90%
RR 19, Ltd.	Subordinated Note (effective yield 12.79%, maturity 4/16/2040)	7/27/2023	7,589,000	5,817,164	6,085,164	5.30%
RR 20, Ltd.	Subordinated Note (effective yield 9.38%, maturity 7/15/2037)	8/8/2023	3,600,000	2,696,769	2,544,515	2.21%
RR 23, Ltd.	Subordinated Note (effective yield 8.27%, maturity 7/15/2037)	10/5/2023	5,580,000	3,036,159	3,363,233	2.93%
RR 37, Ltd.	Subordinated Note (effective yield 13.76%, maturity 4/15/2038)	1/22/2025	7,000,000	6,333,724	6,189,680	5.39%
Shackleton 2019-XIV Clo, Ltd.	Subordinated Note (effective yield 11.46%, maturity 7/20/2034)	2/1/2024	3,000,000	1,984,836	1,890,895	1.65%
Signal Peak CLO 14, Ltd.	Subordinated Note (effective yield 14.94%, maturity 1/22/2038)	12/23/2024	8,000,000	6,494,902	6,348,560	5.52%
TCW CLO 2024-2, Ltd.(9)	Subordinated Note (effective yield 12.33%, maturity 7/17/2037)	7/12/2024	6,050,000	4,466,471	3,672,048	3.20%
Venture 50 Clo, Ltd.	Subordinated Note (effective yield 15.59%, maturity 10/20/2037)	10/30/2024	5,000,000	3,895,594	3,218,400	2.80%
Vibrant CLO XIV, Ltd.	Subordinated Note (effective yield 8.42%, maturity 10/20/2034)	1/23/2024	3,000,000	1,605,701	1,382,331	1.20%
Voya CLO 2025-1, Ltd.	Subordinated Note (effective yield 12.94%, maturity 4/20/2038)	2/12/2025	7,500,000	7,202,191	6,681,900	5.82%
Total Collateralized Loan Obligations - Equity				$167,210,569	$153,765,592

Total Investments 134.25%				$167,688,575	$154,256,637

Short-Term Investments - 2.42%	Shares	Cost	Fair Value	Percentage of Net Assets
US BANK MMDA, 3.06%(10)	2,782,033	2,782,033	2,782,033	2.42%

Total Short-Term Investments		$2,782,033	$2,782,033

Series A Cumulative Perpetual Preferred Shares - (30.02%)			$(34,500,000)
Liabilities in Excess of Other Assets- (6.65%)			(7,630,669)
Net Assets - 100.00%			$114,908,001

(1)	The Company is not affiliated with, nor does it "control" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Company would be presumed to "control" an issuer if we owned 25% or more of its voting securities
(2)	Acquisition date represents the initial purchase date of investment.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Company’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)	The fair value of CLO Debt and CLO equity investments are classified as Level II investments.
(5)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(6)	All securities exempt from registration under the Securities Act of 1933, as amended and are deemed to be “restricted securities”.
(7)	Country represents the principal country of risk where the investment has exposure.
(8)	CLO equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(9)	All or a portion of the security is pledged as collateral for reverse repurchase agreements as of September 30, 2025. Securities in the amount of $24,977,362 were pledged as collateral at September 30, 2025.
(10)	The rate shown is the annualized 7-day yield as of September 30, 2025.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount Borrowed	Amount Payable
Goldman Sachs	7.82%	07/23/2025	03/20/2026	$700,000	$710,637
Goldman Sachs	7.84%	03/21/2025	03/23/2026	1,005,000	1,047,460
Goldman Sachs	7.84%	03/21/2025	03/23/2026	1,078,449	1,124,012
Goldman Sachs	7.84%	03/21/2025	03/23/2026	975,000	1,016,193
Goldman Sachs	7.84%	03/21/2025	03/23/2026	705,888	735,711
Goldman Sachs	7.82%	03/20/2025	03/20/2026	925,000	964,181
Goldman Sachs	7.82%	03/20/2025	03/20/2026	600,000	625,415
Goldman Sachs	7.82%	03/20/2025	03/20/2026	937,750	977,472